Note 24 - Wilson Bank Holding Company - Parent Company Financial Information - Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended															12 Months Ended
	Dec. 31, 2020		Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020		Dec. 31, 2019		Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cash paid to suppliers and employees																$ (75,082)		$ (69,412)		$ (64,351)
Net cash provided by operating activities																50,409		36,346		40,608
Net cash used in investing activities																(397,923)		(177,616)		(232,563)
Common stock dividends paid																(13,013)		(11,725)		(9,447)
Proceeds from exercise of common shares																718		775		394
Repurchase of stock options																0		(1,629)		0
Net cash provided by financing activities																526,600		201,849		195,628
Net earnings	$ 8,902		$ 11,532	$ 9,027	$ 9,031		$ 7,972		$ 10,266	$ 9,516	$ 8,290	$ 9,833	$ 7,972	$ 7,309	$ 7,480	38,492		36,044		32,594
Increase (decrease) in taxes payable																756		339		(1,526)
Equity-based compensation expense																1,180		786		1,237
Total adjustments																11,917		302		8,014
Parent Company [Member]
Other income received																61		0		0
Cash paid to suppliers and employees																(418)		(383)		(367)
Tax benefits received																131		177		181
Net cash provided by operating activities																(226)		(206)		(186)
Dividends received from commercial bank subsidiary																5,000		2,800		3,000
Net cash used in investing activities																5,000		2,800		3,000
Payments made to stock appreciation rights holders																(53)		(9)		(61)
Common stock dividends paid																(13,013)		(11,725)		(9,447)
Proceeds from sale of stock pursuant to dividend reinvestment plan																10,056		9,134		7,470
Proceeds from exercise of common shares																718		775		394
Repurchase of stock options																0		(1,629)		0
Net cash provided by financing activities																(2,292)		(3,454)		(1,644)
Net increase (decrease) in cash and cash equivalents																2,482		(860)		1,170
Cash and cash equivalents at beginning of year					$ 1,899	[1]					$ 2,759				$ 1,589	1,899	[1]	2,759		1,589
Cash and cash equivalents at end of year	$ 4,381	[1]					$ 1,899	[1]				$ 2,759				4,381	[1]	1,899	[1]	2,759
Net earnings																38,492		36,044		32,594
Equity in earnings of commercial bank subsidiary																(39,559)		(36,925)		(33,731)
Increase (decrease) in taxes payable																(110)		45		5
Increase in deferred taxes																(229)		(156)		(291)
Equity-based compensation expense																1,180		786		1,237
Total adjustments																$ (38,718)		$ (36,250)		$ (32,780)

[1]	Eliminated in consolidation.